Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of loss before income taxes
Loss before income taxes consisted of the following:

	2022	2021	2020
United States	$(174,747,260)	$(6,481,431)	$(1,742,747)
International	1,649,882	(11,774,438)	(7,883,195)

Total	$(173,097,378)	$(18,255,869)	$(9,625,942)

Schedule of income taxes
Income taxes consisted of the following:

	United States	State and local	Brazil	Total	Valuation allowance	Total
2022
Current	$—	$—	$932,980	$932,980	$—	$932,980
Deferred	(25,625,749)	53,875,077	(277,414)	27,971,914	(27,971,914)	—
2021
Current	—	—	—	—	—	—
Deferred	(309,318,015)	(85,682,832)	(3,929,123)	(398,929,970)	398,929,970	—
2020
Current	—	—	—	—	—	—
Deferred	$(374,301)	$(87,114)	$(2,680,556)	$(3,141,971)	$3,141,971	$—

Schedule of reconciliation of the statutory U.S. federal tax rate
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

	Year Ended December 31,
	2022	2021	2020
Statutory U.S. federal tax rate	21.00%	21.00%	21.00%
State and local taxes	(31.12)%	5.50%	5.00%
Reserves	0.00%	0.00%	0.00%
Permanent differences	(13.71)%	(2.75)%	0.00%
Foreign rate differential	(0.14)%	8.23%	11.00%
Intangibles	0.74%	(2,145.16)%	0.00%
Other	6.54%	0.00%	0.00%
Valuation allowance	16.16%	2,113.18	(37.00)%

Effective tax rate	(0.53)%	0.00%	0.00%

Schedule of deferred tax assets
The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Intangibles	$329,958,033	$391,617,310
Net operating losses carryforwards	37,549,858	14,614,700
Research and Experimental	12,523,243	—
Federal R&D Credit	351,985	351,985
Accrued benefits	1,916,438	64,178
Other	(301,857)	—
Uncertain Tax Position - R&D Reserve	(70,397)	(70,397)

Total deferred tax assets	381,927,303	406,577,776

Less valuation allowance	(381,927,303)	(406,577,776)

Net deferred tax assets	$—	$—